PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Cost	$ 19,436,645	$ 18,294,307
Less: Accumulated depreciation	(16,643,671)	(15,346,043)
Construction- in-progress	543,007	0
Property, plant and equipment, net	3,335,981	2,948,264
Plant and buildings [Member]
Property, Plant and Equipment [Line Items]
Cost	4,083,793	3,854,165
Less: Accumulated depreciation	(3,145,380)	(2,848,768)
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	14,824,614	13,980,996
Less: Accumulated depreciation	(13,085,492)	(12,087,004)
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	400,476	339,701
Less: Accumulated depreciation	(292,675)	(298,904)
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	127,762	119,445
Less: Accumulated depreciation	(120,124)	(111,367)
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Unrealized foreign exchange translation gain/(loss)	671,757	(39,727)	$ (183,640)
Depreciation expense	$ 398,793	$ 516,560	$ 548,553